Schedule of Investments PIMCO Municipal Income Fund II	September 30, 2021 (Unaudited)

(AMOUNTS IN THOUSANDS*, EXCEPT NUMBER OF SHARES, CONTRACTS, UNITS AND OUNCES, IF ANY)
	PRINCIPAL AMOUNT (000s)	MARKET VALUE (000s)
INVESTMENTS IN SECURITIES 171.4% ¤
MUNICIPAL BONDS & NOTES 170.3%
ALABAMA 7.9%
Alabama Federal Aid Highway Financing Authority Revenue Bonds, Series 2016
5.000% due 09/01/2035 (d)	$7,000	$8,368
5.000% due 09/01/2036 (d)	7,000	8,368
Jefferson County, Alabama Sewer Revenue Bonds, Series 2013
6.500% due 10/01/2053	18,000	20,809
7.900% due 10/01/2050 (c)	18,500	19,023
Tuscaloosa County, Alabama Industrial Development Authority Revenue Bonds, Series 2019
4.500% due 05/01/2032	2,787	3,000
5.250% due 05/01/2044	2,000	2,317

		61,885

ARIZONA 9.6%
Arizona Industrial Development Authority Revenue Bonds, Series 2019
4.500% due 01/01/2033	740	661
4.750% due 01/01/2038	950	848
5.125% due 01/01/2054	1,500	1,445
5.500% due 01/01/2054	1,500	1,333
Arizona Industrial Development Authority Revenue Bonds, Series 2020 7.750% due 07/01/2050	2,500	2,975
Industrial Development Authority of the County, Arizona of Pima Revenue Bonds, Series 2020 5.000% due 07/01/2055	2,400	2,601
Maricopa County, Arizona Industrial Development Authority Revenue Bonds, Series 2019 4.000% due 01/01/2044	7,700	8,861
Phoenix Civic Improvement Corp., Arizona Revenue Bonds, Series 2019
4.000% due 07/01/2049	5,210	5,969
5.000% due 07/01/2044	2,605	3,220
Salt Verde Financial Corp., Arizona Revenue Bonds, Series 2007
5.000% due 12/01/2032	12,430	16,326
5.000% due 12/01/2037	22,400	30,858

		75,097

CALIFORNIA 5.9%
Bay Area Toll Authority, California Revenue Bonds, Series 2013 5.250% due 04/01/2048	5,000	5,379
Bay Area Toll Authority, California Revenue Bonds, Series 2014 5.000% due 10/01/2054	2,000	2,279
California Health Facilities Financing Authority Revenue Bonds, Series 2016 5.000% due 11/15/2046 (d)	12,500	15,043
California Health Facilities Financing Authority Revenue Bonds, Series 2020 4.000% due 04/01/2049	4,000	4,557
California State General Obligation Bonds, Series 2019 5.000% due 04/01/2045	4,000	4,979
California Statewide Communities Development Authority Revenue Bonds, Series 2011 5.000% due 12/01/2041	1,000	1,008
California Statewide Communities Development Authority Revenue Notes, Series 2011 6.500% due 11/01/2021	110	111
Los Angeles Department of Airports, California Revenue Bonds, Series 2020 4.000% due 05/15/2048	4,500	5,228
M-S-R Energy Authority, California Revenue Bonds, Series 2009 6.500% due 11/01/2039	1,750	2,744
Morongo Band of Mission Indians, California Revenue Bonds, Series 2018 5.000% due 10/01/2042	1,250	1,478
Newport Beach, California Revenue Bonds, Series 2011 5.875% due 12/01/2030	3,000	3,027

		45,833

COLORADO 3.1%
Board of Governors of Colorado State University System Revenue Bonds, Series 2017 4.000% due 03/01/2038 (d)	2,000	2,286
Colorado Health Facilities Authority Revenue Bonds, Series 2018 4.000% due 11/15/2048	2,555	2,895
Colorado Health Facilities Authority Revenue Bonds, Series 2019
4.000% due 11/15/2038 (d)	7,085	8,350
4.000% due 08/01/2044	4,000	4,537
Colorado State Building Excellent School Certificates of Participation Bonds, Series 2018 4.000% due 03/15/2043	3,250	3,695

Schedule of Investments PIMCO Municipal Income Fund II (Cont.)	September 30, 2021 (Unaudited)

Public Authority for Colorado Energy Revenue Bonds, Series 2008 6.500% due 11/15/2038	1,430	2,181

		23,944

CONNECTICUT 1.2%
Connecticut Special Tax Revenue State Special Tax Bonds, Series 2020 4.000% due 05/01/2036	3,500	4,159
Connecticut State Health & Educational Facilities Authority Revenue Bonds, Series 2020 4.000% due 07/01/2045	4,450	5,053

		9,212

DISTRICT OF COLUMBIA 0.5%
Metropolitan Washington Airports Authority Dulles Toll Road, District of Columbia Revenue Bonds, Series 2019 4.000% due 10/01/2049	3,500	3,931

FLORIDA 4.6%
Central Florida Expressway Authority Revenue Bonds, Series 2018 5.000% due 07/01/2043	2,865	3,476
Florida Development Finance Corp. Revenue Bonds, Series 2019 7.375% due 01/01/2049	775	844
Florida's Turnpike Enterprise Revenue Bonds, Series 2018 4.000% due 07/01/2048	7,000	7,978
Hillsborough County, Florida Industrial Development Authority Revenue Bonds, Series 2020 4.000% due 08/01/2055	3,700	4,214
Miami-Dade County, Florida Water & Sewer System Revenue Bonds, Series 2019 4.000% due 10/01/2048	5,000	5,734
Pasco County, Florida Water & Sewer Revenue Bonds, Series 2014 4.000% due 10/01/2044	2,500	2,736
Pompano Beach, Florida Revenue Bonds, Series 2020 4.000% due 09/01/2050	3,500	3,778
Putnam County Development Authority, Florida Revenue Bonds, Series 2018 5.000% due 03/15/2042	1,590	1,892
South Miami Health Facilities Authority, Florida Revenue Bonds, Series 2017 5.000% due 08/15/2042 (d)	3,000	3,644
St Johns County, Florida Industrial Development Authority Revenue Bonds, Series 2020 4.000% due 08/01/2055	1,600	1,799

		36,095

GEORGIA 5.4%
Atlanta Development Authority, Georgia Revenue Bonds, Series 2015 5.000% due 07/01/2044	3,895	4,420
Atlanta Development Authority, Georgia Revenue Bonds, Series 2017 6.750% due 01/01/2035	3,750	2,831
Fayette County, Georgia Hospital Authority Revenue Bonds, Series 2016 5.000% due 07/01/2046 (d)	7,000	8,111
Main Street Natural Gas, Inc., Georgia Revenue Bonds, Series 2019 5.000% due 05/15/2043	3,500	4,195
Municipal Electric Authority of Georgia Revenue Bonds, Series 2015 5.000% due 07/01/2060	19,680	22,252

		41,809

ILLINOIS 17.8%
Chicago Board of Education, Illinois General Obligation Bonds, Series 2012 5.000% due 12/01/2042	8,000	8,310
Chicago O'Hare International Airport, Illinois Revenue Bonds, (AGM Insured), Series 2020 4.000% due 01/01/2040	6,765	7,926
Chicago O'Hare International Airport, Illinois Revenue Bonds, Series 2018 4.000% due 01/01/2044	4,500	5,111
Chicago Park District, Illinois General Obligation Bonds, Series 2020 4.000% due 01/01/2038	1,435	1,660
Chicago, Illinois General Obligation Bonds, Series 2007
5.500% due 01/01/2035	10,000	11,282
5.500% due 01/01/2042	1,250	1,405
Chicago, Illinois General Obligation Bonds, Series 2015
5.375% due 01/01/2029	14,100	15,933
5.500% due 01/01/2034	5,200	5,872
Chicago, Illinois Revenue Bonds, Series 2002 5.000% due 01/01/2029	2,000	2,295
Chicago, Illinois Special Assessment Bonds, Series 2003
6.625% due 12/01/2022	694	696
6.750% due 12/01/2032	5,150	5,163
Illinois Finance Authority Revenue Bonds, Series 2013 4.000% due 08/15/2042 (d)	6,000	6,201
Illinois Finance Authority Revenue Bonds, Series 2017 5.000% due 02/15/2037 ^(a)	2,155	1,560
Illinois Finance Authority Revenue Bonds, Series 2019 5.000% due 11/01/2035	2,000	2,257
Illinois State General Obligation Bonds, Series 2017 5.000% due 11/01/2029	1,000	1,199
Illinois State General Obligation Bonds, Series 2018
4.625% due 05/01/2037	2,175	2,516

Schedule of Investments PIMCO Municipal Income Fund II (Cont.)	September 30, 2021 (Unaudited)

5.000% due 05/01/2041	1,500	1,764
Illinois State General Obligation Notes, Series 2017
5.000% due 11/01/2025	12,590	14,706
5.000% due 11/01/2027	6,140	7,484
Illinois State Toll Highway Authority Revenue Bonds, Series 2016 5.000% due 01/01/2041 (d)	12,500	14,730
Metropolitan Pier & Exposition Authority, Illinois Revenue Bonds, (AGM Insured), Series 2010 0.000% due 06/15/2045 (b)	10,000	5,320
Metropolitan Pier & Exposition Authority, Illinois Revenue Bonds, (AGM/CR/NPFGC Insured), Series 2002 0.000% due 12/15/2040 (b)	6,000	3,721
Metropolitan Pier & Exposition Authority, Illinois Revenue Bonds, Series 2012 0.000% due 12/15/2051 (b)	5,000	1,979
Regional Transportation Authority, Illinois Revenue Bonds, Series 2018 5.000% due 06/01/2038 (d)	8,000	9,852

		138,942

INDIANA 0.4%
Indiana Finance Authority Revenue Bonds, Series 2019 7.000% due 03/01/2039	2,500	2,372
Indiana Health & Educational Facilities Financing Authority Revenue Bonds, Series 2006 4.000% due 11/15/2046	1,000	1,129

		3,501

IOWA 0.1%
Iowa Finance Authority Revenue Bonds, Series 2014 5.400% due 11/15/2046 ^	722	822

KANSAS 0.8%
University of Kansas Hospital Authority Revenue Bonds, Series 2015 4.000% due 09/01/2040 (d)	5,500	6,034

		6,034

LOUISIANA 3.8%
East Baton Rouge Sewerage Commission, Louisiana Revenue Bonds, Series 2019 4.000% due 02/01/2045	7,000	8,052
Louisiana Gasoline & Fuels Tax State Revenue Bonds, Series 2017 4.000% due 05/01/2045 (d)	7,000	7,912
Louisiana Public Facilities Authority Revenue Bonds, Series 2017 5.000% due 05/15/2046	5,000	5,889
Louisiana Public Facilities Authority Revenue Bonds, Series 2020 4.000% due 04/01/2050	1,500	1,708
Parish of St James, Louisiana Revenue Bonds, Series 2010 6.350% due 10/01/2040	2,800	3,704
Parish of St John the Baptist, Louisiana Revenue Bonds, Series 2017 2.375% due 06/01/2037	1,900	2,001

		29,266

MAINE 0.7%
Maine Health & Higher Educational Facilities Authority Revenue Bonds, Series 2013 5.000% due 07/01/2043	2,715	2,937
Maine Health & Higher Educational Facilities Authority Revenue Bonds, Series 2020 4.000% due 07/01/2045	2,000	2,300

		5,237

MARYLAND 2.2%
Baltimore County, Maryland General Obligation Bonds, Series 2018 4.000% due 03/01/2045 (d)	8,000	9,223
Maryland Economic Development Corp. Revenue Bonds, Series 2020 5.000% due 07/01/2056	1,405	1,699
Maryland Stadium Authority Revenue Bonds, Series 2016 5.000% due 05/01/2041	5,000	6,004

		16,926

MASSACHUSETTS 5.8%
Massachusetts Bay Transportation Authority Revenue Bonds, Series 2020 5.000% due 07/01/2050	7,500	9,202
Massachusetts Development Finance Agency Revenue Bonds, Series 2010 7.625% due 10/15/2037 ^(a)	535	241
Massachusetts Development Finance Agency Revenue Bonds, Series 2016
4.000% due 10/01/2046 (d)	5,200	5,845
5.000% due 01/01/2047	2,500	2,858
Massachusetts Development Finance Agency Revenue Bonds, Series 2019 5.000% due 09/01/2059	6,000	7,299
Massachusetts School Building Authority Revenue Bonds, Series 2012 5.250% due 02/15/2048 (d)	7,500	9,303

Schedule of Investments PIMCO Municipal Income Fund II (Cont.)	September 30, 2021 (Unaudited)

University of Massachusetts Building Authority, Revenue Bonds, Series 2013 4.000% due 11/01/2043 (d)		10,000	10,416

			45,164

MICHIGAN 4.8%
Michigan Finance Authority Revenue Bonds, Series 2017
4.000% due 12/01/2040 (d)		7,000	8,010
5.000% due 12/01/2031 (d)		2,600	3,175
Michigan Finance Authority Revenue Bonds, Series 2019
4.000% due 12/01/2048		4,000	4,562
4.000% due 02/15/2050		3,500	3,984
Michigan Finance Authority Revenue Bonds, Series 2020
0.000% due 06/01/2065 (b)		30,430	4,059
4.800% due 09/01/2040		185	196
5.000% due 09/01/2050		300	317
Michigan Finance Authority Revenue Bonds, Series 2021 5.000% due 12/01/2046 (d)	XXX	4,947	5,964
Michigan Finance Authority Revenue Notes, Series 2020 4.300% due 09/01/2030		$115	121
Michigan Finance Authority Revenue Notes, Series 2021 5.000% due 06/01/2027 (d)		153	189
Michigan State University Revenue Bonds, Series 2019 4.000% due 02/15/2044		5,000	5,785
Michigan Tobacco Settlement Finance Authority Revenue Bonds, Series 2008 0.000% due 06/01/2058 (b)		25,000	1,235

			37,597

MINNESOTA 0.5%
Rochester, Minnesota Revenue Bonds, Series 2018 4.000% due 11/15/2048		3,750	4,270

MISSISSIPPI 0.0%
Mississippi Development Bank Revenue Bonds, (AMBAC Insured), Series 1999 5.000% due 07/01/2024		40	40

MISSOURI 1.6%
Health & Educational Facilities Authority of the State of Missouri Revenue Bonds, Series 2019
4.000% due 02/15/2039		600	689
5.000% due 02/15/2035		500	620
Missouri State Health & Educational Facilities Authority Revenue Bonds, Series 2013 5.000% due 11/15/2044		10,000	10,867

			12,176

NEVADA 1.7%
Clark County, Nevada General Obligation Bonds, Series 2018 4.000% due 07/01/2044 (d)		9,500	10,731
Reno, Nevada Revenue Bonds, Series 2018 0.000% due 07/01/2058 (b)		24,000	2,601

			13,332

NEW JERSEY 9.0%
Federal Home Loan Mortgage Corp. Enhanced Receipt, New Jersey Revenue Bonds, Series 2019 3.870% due 11/15/2035 (e)		6,749	7,727
New Jersey Economic Development Authority Revenue Bonds, Series 2016 5.000% due 06/15/2041		5,000	5,904
New Jersey Economic Development Authority Special Assessment Bonds, Series 2002 5.750% due 10/01/2021		630	630
New Jersey Health Care Facilities Financing Authority Revenue Bonds, Series 2013 5.500% due 07/01/2043		4,000	4,343
New Jersey Transportation Trust Fund Authority Revenue Bonds, (AGM Insured), Series 2006 0.000% due 12/15/2034 (b)		2,500	1,900
New Jersey Transportation Trust Fund Authority Revenue Bonds, Series 2018 5.000% due 12/15/2036		1,500	1,853
New Jersey Transportation Trust Fund Authority Revenue Bonds, Series 2019
5.000% due 06/15/2044		3,500	4,276
5.250% due 06/15/2043		4,000	4,976
New Jersey Turnpike Authority Revenue Bonds, Series 2017 5.000% due 01/01/2037		6,000	7,360
New Jersey Turnpike Authority Revenue Bonds, Series 2019 5.000% due 01/01/2048		1,500	1,830
South Jersey Port Corp., New Jersey Revenue Bonds, Series 2017 5.000% due 01/01/2049		1,010	1,201
Tobacco Settlement Financing Corp., New Jersey Revenue Bonds, Series 2018
5.000% due 06/01/2046		15,500	18,174

Schedule of Investments PIMCO Municipal Income Fund II (Cont.)	September 30, 2021 (Unaudited)

5.250% due 06/01/2046	8,200	9,899

		70,073

NEW YORK 21.3%
Hudson Yards Infrastructure Corp., New York Revenue Bonds, Series 2011 5.250% due 02/15/2047	30,895	31,006
Metropolitan Transportation Authority, New York Revenue Bonds, (AGM Insured), Series 2019 4.000% due 11/15/2049	7,000	8,011
Metropolitan Transportation Authority, New York Revenue Bonds, Series 2011 5.000% due 11/15/2036	3,880	3,902
Metropolitan Transportation Authority, New York Revenue Bonds, Series 2017 4.000% due 11/15/2042	10,000	11,197
Nassau County, New York Industrial Development Agency Revenue Bonds, Series 2021 5.000% due 01/01/2058	751	718
New York City Transitional Finance Authority Future Tax Secured, New York Revenue Bonds, Series 2020 4.000% due 05/01/2045	2,000	2,309
New York City Water & Sewer System, New York Revenue Bonds, Series 2020 4.000% due 06/15/2050	7,500	8,704
New York City, General Obligation Bonds, Series 2018 5.000% due 12/01/2037	2,250	2,805
New York Liberty Development Corp. Revenue Bonds, Series 2005
5.250% due 10/01/2035 (d)	6,505	9,161
New York Liberty Development Corp. Revenue Bonds, Series 2011 5.750% due 11/15/2051	44,000	44,283
New York Liberty Development Corp. Revenue Bonds, Series 2014 5.000% due 11/15/2044	4,250	4,657
New York Liberty Development Corp., Revenue Bonds, Series 2011 5.000% due 12/15/2041	10,000	10,087
New York Power Authority Revenue Bonds, Series 2020 4.000% due 11/15/2055	6,900	7,979
New York State Dormitory Authority Revenue Bonds, Series 2017 4.000% due 02/15/2047 (d)	8,000	9,023
New York State Thruway Authority Revenue Bonds, (AGM Insured), Series 2019 4.000% due 01/01/2053	1,040	1,192
New York State Thruway Authority Revenue Bonds, Series 2017 4.000% due 03/15/2047 (d)	5,375	6,206
New York State Thruway Authority Revenue Bonds, Series 2019 4.000% due 01/01/2053	1,305	1,483
New York State Urban Development Corp. Revenue Bonds, Series 2020 4.000% due 03/15/2039	2,500	2,922

		165,645

NORTH CAROLINA 0.4%
North Carolina Turnpike Authority Revenue Bonds, Series 2018 4.000% due 01/01/2039	3,000	3,471

NORTH DAKOTA 0.3%
Grand Forks County, North Dakota Revenue Bonds, Series 2021 7.000% due 12/15/2043	1,950	1,963

OHIO 11.3%
Akron Bath Copley Joint Township Hospital District, Ohio Revenue Bonds, Series 2020 4.000% due 11/15/2038	1,500	1,740
Buckeye Tobacco Settlement Financing Authority, Ohio Revenue Bonds, Series 2007 6.250% due 06/01/2037	15,000	15,603
Buckeye Tobacco Settlement Financing Authority, Ohio Revenue Bonds, Series 2020
0.000% due 06/01/2057 (b)	54,000	8,651
5.000% due 06/01/2055	14,935	16,918
Geisinger Authority, Pennsylvania Revenue Bonds, Series 2017 4.000% due 02/15/2047 (d)	20,580	22,773
Hamilton County, Ohio Sales Tax Revenue Bonds, Series 2011 5.000% due 12/01/2030	3,900	3,927
Ohio State Revenue Bonds, Series 2019 4.000% due 01/01/2040	1,500	1,747
Ohio State Turnpike Commission Revenue Bonds, Series 2013 5.000% due 02/15/2048	10,000	10,648
Ohio Water Development Authority Water Pollution Control Loan Fund Revenue Bonds, Series 2020 5.000% due 12/01/2050	2,500	3,149
Southern Ohio Port Authority Revenue Bonds, Series 2020 7.000% due 12/01/2042	2,600	2,990

		88,146

OKLAHOMA 0.8%
Oklahoma Development Finance Authority Revenue Bonds, Series 2018 5.500% due 08/15/2057	2,000	2,439

Schedule of Investments PIMCO Municipal Income Fund II (Cont.)	September 30, 2021 (Unaudited)

Oklahoma Water Resources Board Revenue Bonds, Series 2020 4.000% due 10/01/2049	3,250	3,879

		6,318

OREGON 0.2%
Medford Hospital Facilities Authority, Oregon Revenue Bonds, Series 2020 4.000% due 08/15/2050	1,500	1,721

PENNSYLVANIA 5.9%
Geisinger Authority, Pennsylvania Revenue Bonds, Series 2020 4.000% due 04/01/2050	2,000	2,269
Pennsylvania Economic Development Financing Authority Revenue Bonds, Series 2009 6.400% due 12/01/2038	2,500	1,921
Pennsylvania Economic Development Financing Authority Revenue Bonds, Series 2021 9.000% due 04/01/2051	3,400	4,164
Pennsylvania Higher Educational Facilities Authority Revenue Bonds, Series 2018 4.000% due 02/15/2043	4,800	5,495
Pennsylvania Higher Educational Facilities Authority Revenue Bonds, Series 2019 5.000% due 08/15/2049	2,500	3,092
Pennsylvania Turnpike Commission Revenue Bonds, Series 2013 5.000% due 12/01/2043	10,000	10,995
Pennsylvania Turnpike Commission Revenue Bonds, Series 2021 5.000% due 12/01/2047	7,000	8,970
Philadelphia Authority for Industrial Development, Pennsylvania Revenue Bonds, Series 2017 5.500% due 12/01/2058	1,000	1,063
Philadelphia Hospitals & Higher Education Facilities Authority, Pennsylvania Revenue Bonds, Series 2012
5.625% due 07/01/2036	1,000	1,033
5.625% due 07/01/2042	7,000	7,222

		46,224

PUERTO RICO 6.1%
Children's Trust Fund, Puerto Rico Revenue Bonds, Series 2008 0.000% due 05/15/2057 (b)	63,000	4,143
Commonwealth of Puerto Rico General Obligation Bonds, Series 2014 8.000% due 07/01/2035 ^(a)	11,600	10,034
Puerto Rico Highway & Transportation Authority Revenue Bonds, Series 2005 5.000% due 07/01/2030 ^(a)	2,950	1,667
Puerto Rico Infrastructure Financing Authority Revenue Bonds, Series 2006
5.000% due 07/01/2026 ^(a)	770	357
5.000% due 07/01/2037 ^(a)	1,650	765
Puerto Rico Public Buildings Authority Revenue Bonds, Series 2011 6.000% due 07/01/2041	2,000	2,140
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue Bonds, Series 2018
0.000% due 07/01/2046 (b)	32,797	10,828
0.000% due 07/01/2051 (b)	7,070	1,690
4.750% due 07/01/2053	9,735	10,917
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue Bonds, Series 2019 4.784% due 07/01/2058	4,470	5,022

		47,563

RHODE ISLAND 4.2%
Narragansett Bay Commission, Rhode Island Revenue Bonds, Series 2013 4.000% due 09/01/2043 (d)	12,000	12,423
Tobacco Settlement Financing Corp., Rhode Island Revenue Bonds, Series 2015 5.000% due 06/01/2050	18,450	20,342

		32,765

SOUTH CAROLINA 1.4%
South Carolina Public Service Authority Revenue Bonds, Series 2013 5.500% due 12/01/2053	10,000	10,994

TENNESSEE 2.1%
Metropolitan Government Nashville & Davidson County, Tennessee Health & Educational Facs Bd Revenue Bonds, Series 2020 4.000% due 11/01/2055	2,000	2,126
Metropolitan Nashville Airport Authority, Tennessee Revenue Bonds, Series 2019 4.000% due 07/01/2049	2,000	2,308
Shelby County, Tennessee Health Educational & Housing Facilities Board Revenue Bonds, Series 2019 5.750% due 10/01/2059	1,550	1,639
Tennessee Energy Acquisition Corp. Revenue Bonds, Series 2006
5.000% due 02/01/2023	3,000	3,182
5.000% due 02/01/2027	6,000	7,153

		16,408

TEXAS 16.1%
Angelina & Neches River Authority, Texas Revenue Bonds, Series 2021 7.500% due 12/01/2045	1,345	1,329
Calhoun County, Texas Navigation Industrial Development Authority Revenue Notes, Series 2021 3.625% due 07/01/2026	2,600	2,680

Schedule of Investments PIMCO Municipal Income Fund II (Cont.)	September 30, 2021 (Unaudited)

Clifton Higher Education Finance Corp., Texas Revenue Bonds, Series 2018 6.125% due 08/15/2048	1,750	2,015
Dallas, Texas Civic Center Revenue Bonds, (AGC Insured), Series 2009 5.250% due 08/15/2038	2,500	2,509
Grand Parkway Transportation Corp., Texas Revenue Bonds, Series 2013 5.000% due 04/01/2053	21,000	23,003
Grand Parkway Transportation Corp., Texas Revenue Bonds, Series 2018 5.000% due 10/01/2048 (d)	7,500	9,133
Houston Community College System, Texas General Obligation Bonds, Series 2013 4.000% due 02/15/2043 (d)	10,000	10,519
Lower Colorado River Authority, Texas Revenue Bonds, Series 2019 4.000% due 05/15/2049	2,500	2,765
New Hope Cultural Education Facilities Finance Corp., Texas Revenue Bonds, Series 2016 5.000% due 07/01/2046	1,030	986
New Hope Cultural Education Facilities Finance Corp., Texas Revenue Bonds, Series 2017
4.000% due 08/15/2034 (d)	700	794
4.000% due 08/15/2035 (d)	1,400	1,586
4.000% due 08/15/2036 (d)	1,330	1,503
4.000% due 08/15/2037 (d)	1,620	1,827
4.000% due 08/15/2040 (d)	1,800	2,020
North Texas Tollway Authority Revenue Bonds, Series 2017
4.000% due 01/01/2043	3,590	4,051
5.000% due 01/01/2048	3,500	4,146
North Texas Tollway Authority Revenue Bonds, Series 2018 5.000% due 01/01/2048	1,000	1,190
Plano, Texas Special Assessment Bonds, Series 2021 4.375% due 09/15/2051	1,500	1,517
San Antonio Public Facilities Corp., Texas Revenue Bonds, Series 2012 4.000% due 09/15/2042 (d)	10,000	10,269
San Jacinto College District, Texas General Obligation Bonds, Series 2019 5.000% due 02/15/2044	1,010	1,238
Tarrant County, Texas Cultural Education Facilities Finance Corp. Revenue Bonds, Series 2016 4.000% due 02/15/2047 (d)	13,600	15,182
Tarrant County, Texas Cultural Education Facilities Finance Corp. Revenue Bonds, Series 2017 6.750% due 11/15/2047	1,000	1,131
Texas Municipal Gas Acquisition & Supply Corp. Revenue Bonds, Series 2008 6.250% due 12/15/2026	14,720	17,115
Texas State University System Revenue Bonds, Series 2018 4.100% due 03/15/2039 (d)	6,800	6,921

		125,429

UTAH 0.7%
Utah County, Utah Revenue Bonds, Series 2018 4.000% due 05/15/2041 (d)	3,000	3,452
Utah County, Utah Revenue Bonds, Series 2020 4.000% due 05/15/2043	1,650	1,928

		5,380

VIRGINIA 5.0%
Fairfax County, Virginia Industrial Development Authority Revenue Bonds, Series 2018 4.000% due 05/15/2048	1,000	1,145
James City County, Virginia Economic Development Authority Revenue Bonds, Series 2013
2.000% due 10/01/2048 ^(a)	412	412
6.000% due 06/01/2043	1,208	1,313
University of Virginia Revenue Bonds, Series 2018 4.000% due 08/01/2048 (d)	10,000	11,545
Virginia Commonwealth Transportation Board Revenue Bonds, Series 2018 4.000% due 05/15/2041 (d)	8,200	9,497
Virginia Small Business Financing Authority Revenue Bonds, Series 2019
0.000% due 07/01/2061 (b)	51,000	3,043
5.500% due 07/01/2044	2,000	2,188
5.500% due 07/01/2049	500	545
Virginia Small Business Financing Authority Revenue Bonds, Series 2020 4.000% due 12/01/2049	7,800	8,972

		38,660

WASHINGTON 0.7%
Snohomish County, Washington Housing Authority Revenue Bonds, Series 2019 4.000% due 04/01/2044	2,000	2,190
Washington State Convention Center Public Facilities District Revenue Bonds, Series 2021 4.000% due 07/01/2058	2,960	3,333

		5,523

WEST VIRGINIA 1.0%
Monongalia County, West Virginia Commission Special District Revenue Bonds, Series 2017 5.500% due 06/01/2037	2,000	2,289
West Virginia Economic Development Authority Revenue Bonds, Series 2017 4.000% due 06/15/2040 (d)	2,000	2,238

Schedule of Investments PIMCO Municipal Income Fund II (Cont.)	September 30, 2021 (Unaudited)

West Virginia State General Obligation Bonds, Series 2019 5.000% due 12/01/2041	2,500	3,126

		7,653

WISCONSIN 5.4%
Public Finance Authority, Wisconsin Revenue Bonds, Series 2017 7.000% due 01/01/2050	4,500	4,400
Public Finance Authority, Wisconsin Revenue Bonds, Series 2018
6.375% due 01/01/2048	4,000	3,061
7.000% due 07/01/2048	1,000	962
Public Finance Authority, Wisconsin Revenue Bonds, Series 2020 0.000% due 01/01/2060 (b)	15,000	1,415
Public Finance Authority, Wisconsin Revenue Bonds, Series 2021
4.000% due 07/01/2056	1,100	1,241
4.500% due 06/01/2056	1,000	998
Public Finance Authority, Wisconsin Revenue Notes, Series 2017 6.250% due 08/01/2027	1,000	1,111
Wisconsin Center District Revenue Bonds, (AGM Insured), Series 2020 0.000% due 12/15/2050 (b)	21,000	7,649
Wisconsin Health & Educational Facilities Authority Revenue Bonds, Series 2016 4.000% due 11/15/2046	15,585	17,575
Wisconsin Health & Educational Facilities Authority Revenue Bonds, Series 2017 4.000% due 08/15/2042 (d)	3,000	3,405

		41,817

Total Municipal Bonds & Notes (Cost $1,204,456)		1,326,866

SHORT-TERM INSTRUMENTS 1.1%
REPURCHASE AGREEMENTS (f) 1.1%		8,289

Total Short-Term Instruments (Cost $8,289)		8,289

Total Investments in Securities (Cost $1,212,745)		1,335,155

Total Investments 171.4% (Cost $1,212,745)		$1,335,155
Auction Rate Preferred Shares (38.2)%		(298,275)
Remarketable Variable Rate MuniFund Term Preferred Shares (8.8)%		(68,595)
Other Assets and Liabilities, net (24.3)%		(189,231)

Net Assets Applicable to Common Shareholders 100.0%		$779,054

Schedule of Investments PIMCO Municipal Income Fund II (Cont.)	September 30, 2021 (Unaudited)

NOTES TO SCHEDULE OF INVESTMENTS:

* A zero balance may reflect actual amounts rounding to less than one thousand.

	¤

The geographical classification of foreign (non-U.S.) securities in this report, if any, are classified by the country of incorporation of a holding. In certain instances, a security's country of incorporation may be different from its country of economic exposure.

	^						Security is in default.
	(a)						Security is not accruing income as of the date of this report.
	(b)						Zero coupon security.
	(c)						Security becomes interest bearing at a future date.
	(d)

Represents an underlying municipal bond transferred to a tender option bond trust established in a tender option bond transaction in which the Fund sold, or caused the sale of, the underlying municipal bond and purchased the residual interest certificate. The security serves as collateral in a financing transaction.

	(e)						RESTRICTED SECURITIES:
Issuer Description	Coupon			Maturity Date	Acquisition Date	Cost	Market Value	Market Value as Percentage of Net Assets

Federal Home Loan Mortgage Corp. Enhanced Receipt, New Jersey Revenue Bonds, Series 2019	3.870%			11/15/2035	10/26/2020	$7,803	$7,727	0.99%

BORROWINGS AND OTHER FINANCING TRANSACTIONS
	(f)						REPURCHASE AGREEMENTS:
Counterparty	Lending Rate	Settlement Date	Maturity Date	Principal Amount	Collateralized By	Collateral (Received)	Repurchase Agreements, at Value	Repurchase Agreement Proceeds to be Received

FICC	0.000%	09/30/2021	10/01/2021	$8,289	U.S. Treasury Notes 0.250% due 09/30/2023	$(8,455)	$8,289	$8,289

Total Repurchase Agreements						$(8,455)	$8,289	$8,289

FAIR VALUE MEASUREMENTS
The following is a summary of the fair valuations according to the inputs used as of September 30, 2021 in valuing the Fund's assets and liabilities:

Category and Subcategory				Level 1	Level 2	Level 3	Fair Value at 09/30/2021

Investments in Securities, at Value
Municipal Bonds & Notes
	Alabama			$0	$61,885	$0	$61,885
	Arizona			0	75,097	0	75,097
	California			0	45,833	0	45,833
	Colorado			0	23,944	0	23,944
	Connecticut			0	9,212	0	9,212
	District of Columbia			0	3,931	0	3,931
	Florida			0	36,095	0	36,095
	Georgia			0	41,809	0	41,809
	Illinois			0	138,942	0	138,942
	Indiana			0	3,501	0	3,501
	Iowa			0	822	0	822
	Kansas			0	6,034	0	6,034
	Louisiana			0	29,266	0	29,266
	Maine			0	5,237	0	5,237
	Maryland			0	16,926	0	16,926
	Massachusetts			0	45,164	0	45,164
	Michigan			0	37,597	0	37,597
	Minnesota			0	4,270	0	4,270
	Mississippi			0	40	0	40
	Missouri			0	12,176	0	12,176
	Nevada			0	13,332	0	13,332
	New Jersey			0	70,073	0	70,073
	New York			0	165,645	0	165,645
	North Carolina			0	3,471	0	3,471
	North Dakota			0	1,963	0	1,963
	Ohio			0	88,146	0	88,146
	Oklahoma			0	6,318	0	6,318
	Oregon			0	1,721	0	1,721
	Pennsylvania			0	46,224	0	46,224
	Puerto Rico			0	47,563	0	47,563
	Rhode Island			0	32,765	0	32,765
	South Carolina			0	10,994	0	10,994
	Tennessee			0	16,408	0	16,408
	Texas			0	125,429	0	125,429
	Utah			0	5,380	0	5,380
	Virginia			0	38,660	0	38,660
	Washington			0	5,523	0	5,523

Schedule of Investments PIMCO Municipal Income Fund II (Cont.)	September 30, 2021 (Unaudited)

West Virginia	0	7,653	0	7,653
Wisconsin	0	41,817	0	41,817
Short-Term Instruments
Repurchase Agreements	0	8,289	0	8,289

Total Investments	$0	$1,335,155	$0	$1,335,155

There were no significant transfers into or out of Level 3 during the period ended September 30, 2021.

Notes to Financial Statements

1. INVESTMENT VALUATION AND FAIR VALUE MEASUREMENTS

(a) Investment Valuation Policies The net asset value (“NAV”) of the Fund's shares, is determined by dividing the total value of portfolio investments and other assets, less any liabilities, attributable to the Fund by the total number of shares outstanding of the Fund.

On each day that the New York Stock Exchange (“NYSE”) is open, Fund shares are ordinarily valued as of the close of regular trading (normally 4:00 p.m., Eastern time) (“NYSE Close”). Information that becomes known to the Fund or its agents after the time as of which NAV has been calculated on a particular day will not generally be used to retroactively adjust the price of a security or the NAV determined earlier that day. If regular trading on the NYSE closes earlier than scheduled, the Fund reserves the right to either (i) calculate its NAV as of the earlier closing time or (ii) calculate its NAV as of the normally scheduled close of regular trading on the NYSE for that day. The Fund generally does not calculate its NAV on days during which the NYSE is closed. However, if the NYSE is closed on a day it would normally be open for business, the Fund reserves the right to calculate its NAV as of the normally scheduled close of regular trading on the NYSE for that day or such other time that the Fund may determine.

For purposes of calculating NAV, portfolio securities and other assets for which market quotes are readily available are valued at market value. Market value is generally determined on the basis of official closing prices or the last reported sales prices, or if no sales are reported, based on quotes obtained from established market makers or prices (including evaluated prices) supplied by the Fund's approved pricing services, quotation reporting systems and other third-party sources (together, “Pricing Services”). The Fund will normally use pricing data for domestic equity securities received shortly after the NYSE Close and does not normally take into account trading, clearances or settlements that take place after the NYSE Close. If market value pricing is used, a foreign (non-U.S.) equity security traded on a foreign exchange or on more than one exchange is typically valued using pricing information from the exchange considered by the Pacific Investment Management Company LLC (“PIMCO” or the “Manager”) to be the primary exchange. A foreign (non-U.S.) equity security will be valued as of the close of trading on the foreign exchange, or the NYSE Close, if the NYSE Close occurs before the end of trading on the foreign exchange. Domestic and foreign (non-U.S.) fixed income securities, non-exchange traded derivatives, and equity options are normally valued on the basis of quotes obtained from brokers and dealers or Pricing Services using such data reflecting the principal markets for those securities. Prices obtained from Pricing Services may be based on, among other things, information provided by market makers or estimates of market values obtained from yield data relating to investments or securities with similar characteristics. Certain fixed income securities purchased on a delayed-delivery basis are marked to market daily until settlement at the forward settlement date. Exchange-traded options, except equity options, futures and options on futures are valued at the settlement price determined by the relevant exchange, quotes obtained from a quotation reporting system, established market makers or pricing services. Swap agreements are valued on the basis of market-based prices supplied by Pricing Services or quotes obtained from brokers and dealers. The Fund’s investments in open-end management investment companies, other than exchange-traded funds (“ETFs”), are valued at the NAVs of such investments. Open-end management investment companies may include affiliated funds.

Investments for which market quotes or market based valuations are not readily available are valued at fair value as determined in good faith by the Fund’s Board of Trustees (the “Board”) or persons acting at their direction. The Board has adopted methods for valuing securities and other assets in circumstances where market quotes are not readily available, and has delegated to PIMCO the responsibility for applying the fair valuation methods. In the event that market quotes or market based valuations are not readily available, and the security or asset cannot be valued pursuant to a Board approved valuation method, the value of the security or asset will be determined in good faith by the Board. Market quotes are considered not readily available in circumstances where there is an absence of current or reliable market-based data (e.g., trade information, bid/ask information, indicative market quotations (“Broker Quotes”), Pricing Services’ prices), including where events occur after the close of the relevant market, but prior to the NYSE Close, that materially affect the values of the Fund's securities or assets. In addition, market quotes are considered not readily available when, due to extraordinary circumstances, the exchanges or markets on which the securities trade do not open for trading for the entire day and no other market prices are available. The Board has delegated, to the Manager, the responsibility for monitoring significant events that may materially affect the values of the Fund's securities or assets and for determining whether the value of the applicable securities or assets should be reevaluated in light of such significant events.

When the Fund uses fair valuation to determine the value of a portfolio security or other asset for purposes of calculating its NAV, such investments will not be priced on the basis of quotes from the primary market in which they are traded, but rather may be priced by another method that the Board or persons acting at their direction believe reflects fair value. Fair valuation may require subjective determinations about the value of a security. While the Fund’s policy is intended to result in a calculation of the Fund’s NAV that fairly reflects security values as of the time of pricing, the Fund cannot ensure that fair values determined by the Board or persons acting at their direction would accurately reflect the price that the Fund could obtain for a security if it were to dispose of that security as of the time of pricing (for instance, in a forced or distressed sale). The prices used by the Fund may differ from the value that would be realized if the securities were sold.

(b) Fair Value Hierarchy U.S. GAAP describes fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes a fair value hierarchy that prioritizes inputs to valuation methods and requires disclosure of the fair value hierarchy, separately for each major category of assets and liabilities, that segregates fair value measurements into levels (Level 1, 2, or 3). The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Levels 1, 2, and 3 of the fair value hierarchy are defined as follows:

• Level 1 — Quoted prices in active markets or exchanges for identical assets and liabilities.

• Level 2 — Significant other observable inputs, which may include, but are not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market corroborated inputs.

• Level 3 — Significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include assumptions made by the Board or persons acting at their direction that are used in determining the fair value of investments.

Assets or liabilities categorized as Level 2 or 3 as of period end have been transferred between Levels 2 and 3 since the prior period due to changes in the method utilized in valuing the investments. Transfers from Level 3 to Level 2 are a result of the availability of current and reliable market-based data provided by Pricing Services or other valuation techniques which utilize significant observable inputs. In accordance with the requirements of U.S. GAAP, the amounts of transfers into and out of Level 3, if material, are disclosed in the Notes to Schedule of Investments for the Fund.

Notes to Financial Statements (Cont.)

For fair valuations using significant unobservable inputs, U.S. GAAP requires a reconciliation of the beginning to ending balances for reported fair values that presents changes attributable to realized gain (loss), unrealized appreciation (depreciation), purchases and sales, accrued discounts (premiums), and transfers into and out of the Level 3 category during the period. The end of period value is used for the transfers between Levels of the Fund's assets and liabilities. Additionally, U.S. GAAP requires quantitative information regarding the significant unobservable inputs used in the determination of fair value of assets or liabilities categorized as Level 3 in the fair value hierarchy. In accordance with the requirements of U.S. GAAP, a fair value hierarchy, and if material, a Level 3 reconciliation and details of significant unobservable inputs, have been included in the Notes to Schedule of Investments for the Fund.

(c) Valuation Techniques and the Fair Value Hierarchy

Level 1, Level 2 and Level 3 trading assets and trading liabilities, at fair value The valuation methods (or “techniques”) and significant inputs used in determining the fair values of portfolio securities or other assets and liabilities categorized as Level 1, Level 2 and Level 3 of the fair value hierarchy are as follows:

Fixed income securities including corporate, convertible and municipal bonds and notes, U.S. government agencies, U.S. treasury obligations, sovereign issues, bank loans, convertible preferred securities and non-U.S. bonds are normally valued on the basis of quotes obtained from brokers and dealers or Pricing Services that use broker-dealer quotations, reported trades or valuation estimates from their internal pricing models. The Pricing Services' internal models use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar assets. Securities that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy.

Fixed income securities purchased on a delayed-delivery basis or as a repurchase commitment in a sale-buyback transaction are marked to market daily until settlement at the forward settlement date and are categorized as Level 2 of the fair value hierarchy.

When a fair valuation method is applied by PIMCO that uses significant unobservable inputs, investments will be priced by a method that the Board or persons acting at their direction believe reflects fair value and are categorized as Level 3 of the fair value hierarchy.

Short-term debt instruments (such as commercial paper) having a remaining maturity of 60 days or less may be valued at amortized cost, so long as the amortized cost value of such short-term debt instruments is approximately the same as the fair value of the instrument as determined without the use of amortized cost valuation. These securities are categorized as Level 2 or Level 3 of the fair value hierarchy depending on the source of the base price.

2. FEDERAL INCOME TAX MATTERS

The Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code (the “Code”) and distribute all of its taxable income and net realized gains, if applicable, to shareholders. Accordingly, no provision for Federal income taxes has been made.

The Fund may be subject to local withholding taxes, including those imposed on realized capital gains. Any applicable foreign capital gains tax is accrued daily based upon net unrealized gains, and may be payable following the sale of any applicable investments.

In accordance with U.S. GAAP, the Manager has reviewed the Fund's tax positions for all open tax years. As of September 30, 2021, the Fund has recorded no liability for net unrecognized tax benefits relating to uncertain income tax positions it has taken or expects to take in future tax returns.

The Fund files U.S. federal, state, and local tax returns as required. The Fund's tax returns are subject to examination by relevant tax authorities until expiration of the applicable statute of limitations, which is generally three years after the filing of the tax return but which can be extended to six years in certain circumstances. Tax returns for open years have incorporated no uncertain tax positions that require a provision for income taxes.

Glossary: (abbreviations that may be used in the preceding statements)					(Unaudited)

Counterparty Abbreviations:
FICC	Fixed Income Clearing Corporation

Currency Abbreviations:
USD (or $)	United States Dollar

Municipal Bond or Agency Abbreviations:
AGC	Assured Guaranty Corp.	AMBAC	American Municipal Bond Assurance Corp.	NPFGC	National Public Finance Guarantee Corp.
AGM	Assured Guaranty Municipal	CR	Custodial Receipts

Other Abbreviations:
TBA	To-Be-Announced